Asset Retirement Obligations - Carrying amount of ARO (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Asset Retirement Obligations, Expected to be incurred within 1 year	CAD 274	CAD 218
Asset Retirement Obligations, Expected to be incurred beyond 1 year	2,252	2,573
Asset Retirement Obligations
Disclosure of other provisions [line items]
Asset Retirement Obligation, Beginning balance	2,791	2,984
Additions	47	16
Liabilities settled	(136)	(87)
Liabilities disposed	(420)	(452)
Change in discount rate	143	205
Change in estimates	(2)	25
Exchange adjustment	(9)	(26)
Accretion (note 21)	112	126
Asset Retirement Obligation, Ending balance	CAD 2,526	CAD 2,791